Parent Company Only Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 36,165	$ 8,429	$ 7,555
Other assets	423	621
Total assets	303,941	244,044
Stockholders' Equity
Stockholders' equity	27,082	24,933	22,867
Total stockholders' equity	27,082	24,933	22,867
Parent Company [Member]
Assets
Cash	1,301	1,139	$ 3,132
Investment in subsidiary	25,761	23,567
Other assets	20	227
Total assets	27,082	24,933
Stockholders' Equity
Stockholders' equity	27,082	24,933
Total stockholders' equity	$ 27,082	$ 24,933